FEDERATED INSTITUTIONAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 2, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED INSTITUTIONAL TRUST

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND (the “Fund”)

A Shares

Institutional Shares

Service Shares

R6 Shares

1933 Act File No. 33-54445

1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated September 30, 2017, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 86 on September 26, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary